Quarterly Report
August 31, 2023
MFS®  International Intrinsic Value Fund
FGI-Q1

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Airlines – 0.9%
Ryanair Holdings PLC, ADR (a)	1,971,496	$195,670,978
Alcoholic Beverages – 4.0%
Diageo PLC	10,456,980	$429,663,052
Pernod Ricard S.A.	2,230,419	438,242,358
		$867,905,410
Apparel Manufacturers – 1.8%
Adidas AG	927,377	$185,453,076
Compagnie Financiere Richemont S.A.	792,118	112,628,087
LVMH Moet Hennessy Louis Vuitton SE	119,153	101,063,072
		$399,144,235
Automotive – 0.7%
Knorr-Bremse AG	2,045,657	$139,969,006
Brokerage & Asset Managers – 2.8%
Deutsche Boerse AG	2,400,341	$426,470,594
Euronext N.V.	2,403,295	173,690,849
		$600,161,443
Business Services – 4.4%
Experian PLC	7,996,973	$279,806,071
Intertek Group PLC	3,733,679	195,814,635
Nomura Research Institute Ltd.	7,469,854	214,861,947
SGS S.A.	2,744,375	249,723,057
		$940,205,710
Chemicals – 0.9%
Givaudan S.A.	60,635	$202,356,914
Computer Software – 6.3%
ANSYS, Inc. (a)	526,373	$167,844,559
Cadence Design Systems, Inc. (a)	2,575,213	619,184,214
Dassault Systemes SE	3,689,310	146,458,499
NICE Systems Ltd., ADR (a)	337,429	65,731,169
SAP SE	2,572,010	359,273,884
		$1,358,492,325
Computer Software - Systems – 4.5%
Amadeus IT Group S.A.	3,990,335	$273,894,158
Cap Gemini S.A.	1,196,549	223,620,430
Samsung Electronics Co. Ltd.	9,456,193	478,622,517
		$976,137,105
Construction – 2.0%
CRH PLC	4,862,210	$280,066,704
Geberit AG	277,371	143,999,933
		$424,066,637
Consumer Products – 5.9%
Beiersdorf AG	1,645,064	$215,486,186
Haleon PLC	65,436,564	267,336,363
KOSE Corp.	470,700	39,113,117
L’Oréal S.A.	573,611	252,405,734
Lion Corp.	6,167,500	67,208,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
ROHTO Pharmaceutical Co. Ltd. (h)	13,023,400	$339,873,190
Svenska Cellulosa Aktiebolaget	7,751,914	103,373,014
		$1,284,796,589
Electrical Equipment – 7.4%
Legrand S.A.	5,839,142	$576,815,757
Mitsubishi Electric Corp.	11,608,400	151,512,778
Schneider Electric SE	4,372,306	751,845,603
Yokogawa Electric Corp.	6,106,100	121,223,890
		$1,601,398,028
Electronics – 6.3%
Analog Devices, Inc.	1,977,033	$359,385,059
ASML Holding N.V.	198,948	131,141,885
DISCO Corp.	1,153,100	227,814,423
Hirose Electric Co. Ltd. (h)	2,156,300	261,654,878
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,078,005	381,578,928
		$1,361,575,173
Energy - Independent – 1.9%
Woodside Energy Group Ltd.	17,071,816	$409,503,501
Energy - Integrated – 3.9%
Galp Energia SGPS S.A., “B”	8,187,236	$112,792,878
Petroleo Brasileiro S.A., ADR	10,873,435	140,702,249
TotalEnergies SE	9,272,712	583,886,319
		$837,381,446
Engineering - Construction – 0.3%
Taisei Corp.	1,683,600	$56,735,220
Food & Beverages – 5.0%
Chocoladefabriken Lindt & Sprungli AG	6,507	$77,861,538
Ezaki Glico Co. Ltd.	3,071,100	81,096,713
Nestle S.A.	5,485,395	660,718,886
Toyo Suisan Kaisha Ltd. (h)	6,070,300	250,830,912
		$1,070,508,049
Food & Drug Stores – 0.4%
Ocado Group PLC (a)	8,265,139	$91,258,896
Insurance – 1.1%
Hiscox Ltd.	7,739,693	$97,801,264
Willis Towers Watson PLC	723,603	149,612,156
		$247,413,420
Machinery & Tools – 6.0%
Epiroc AB	8,804,323	$169,355,658
GEA Group AG	4,524,169	178,570,578
IMI PLC (h)	15,864,726	301,863,315
Schindler Holding AG	1,040,142	232,143,539
SMC Corp.	535,300	259,748,995
Spirax-Sarco Engineering PLC	1,213,241	155,768,150
		$1,297,450,235
Major Banks – 6.1%
Bank of Ireland Group PLC	29,318,215	$292,415,664
NatWest Group PLC	92,952,971	271,302,365
Resona Holdings, Inc.	63,781,900	338,559,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	15,553,877	$413,784,015
		$1,316,061,866
Medical Equipment – 4.4%
Agilent Technologies, Inc.	1,859,522	$225,132,329
Bruker BioSciences Corp.	2,544,172	166,897,683
EssilorLuxottica	1,399,748	263,948,464
Shimadzu Corp.	10,331,500	304,345,916
		$960,324,392
Metals & Mining – 1.1%
Glencore PLC	44,349,382	$236,778,061
Other Banks & Diversified Financials – 6.2%
AIB Group PLC	84,788,297	$386,332,872
CaixaBank S.A.	77,975,975	315,721,988
Chiba Bank Ltd.	20,799,100	148,886,647
Hachijuni Bank Ltd.	10,338,900	55,803,555
Julius Baer Group Ltd.	2,203,109	153,283,612
Jyske Bank A.S. (a)	1,312,546	93,593,691
Mebuki Financial Group, Inc.	26,689,070	73,943,188
North Pacific Bank Ltd.	15,497,700	32,700,738
Sydbank A.S.	1,740,408	81,942,068
		$1,342,208,359
Pharmaceuticals – 2.4%
Bayer AG	3,221,744	$176,561,483
Roche Holding AG	1,131,698	333,481,620
		$510,043,103
Precious Metals & Minerals – 4.7%
Agnico Eagle Mines Ltd.	3,377,598	$164,005,480
Franco-Nevada Corp.	4,612,540	664,503,432
Wheaton Precious Metals Corp.	4,142,097	180,680,282
		$1,009,189,194
Printing & Publishing – 1.2%
Wolters Kluwer N.V.	2,081,632	$251,002,730
Real Estate – 1.2%
LEG Immobilien SE (a)	1,195,086	$86,306,417
TAG Immobilien AG (a)	5,004,797	56,874,482
Vonovia SE, REIT	5,170,613	123,965,398
		$267,146,297
Specialty Chemicals – 2.7%
Croda International PLC	1,186,752	$83,016,459
Kansai Paint Co. Ltd.	2,837,500	46,591,206
Novozymes A/S	2,824,149	122,653,312
Sika AG	566,829	160,676,947
Symrise AG	1,684,613	175,656,532
		$588,594,456
Specialty Stores – 0.2%
Zalando SE (a)	1,525,982	$47,539,514
Total Common Stocks		$20,891,018,292

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.3% (v)	546,984,058	$547,038,756

Other Assets, Less Liabilities – 0.8%		173,004,682
Net Assets – 100.0%		$21,611,061,730
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,701,261,051 and $19,736,795,997, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$20,891,018,292	$—	$—	$20,891,018,292
Mutual Funds	547,038,756	—	—	547,038,756
Total	$21,438,057,048	$—	$—	$21,438,057,048
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd.	$314,452,912	$—	$21,223,659	$829,015	$(32,403,390)	$261,654,878
IMI PLC	325,056,485	—	10,465,367	2,052,202	(14,780,005)	301,863,315
MFS Institutional Money Market Portfolio	662,348,862	386,197,791	501,616,224	(12,354)	120,681	547,038,756
ROHTO Pharmaceutical Co. Ltd.	277,620,657	—	—	—	62,252,533	339,873,190
Toyo Suisan Kaisha Ltd.	265,337,355	—	—	—	(14,506,443)	250,830,912
	$1,844,816,271	$386,197,791	$533,305,250	$2,868,863	$683,376	$1,701,261,051
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd.	$—	$—
IMI PLC	1,838,468	—
MFS Institutional Money Market Portfolio	8,231,678	—
ROHTO Pharmaceutical Co. Ltd.	—	—
Toyo Suisan Kaisha Ltd.	—	—
	$10,070,146	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2023, are as follows:
France	16.2%
Japan	14.2%
Switzerland	12.7%
United States	11.2%
United Kingdom	11.2%
Germany	10.0%
Ireland	5.3%
Canada	4.7%
Spain	2.7%
Other Countries	11.8%